Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business - Development of nominal amount and allowance for credit losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Off-balance sheet lending commitments and guarantee business [Line Items]
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 12		€ 2		€ 9
Nominal amount
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	341,840		318,814
of which: Financial guarantees	79,092		73,467
Movements in financial assets including new business and credit extensions	29,171		13,855
Transfers due to changes in creditworthiness	0		0
Foreign exchange and other changes	(19,847)		9,171
Balance, end of reporting period	351,164		341,840		318,814
of which: Financial guarantees	79,092		73,467
Nominal amount | Stage 1
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	313,625		292,747
of which: Financial guarantees	66,797		61,279
Movements in financial assets including new business and credit extensions	28,461		14,542
Transfers due to changes in creditworthiness	(1,997)		(2,108)
Foreign exchange and other changes	(18,349)		8,444
Balance, end of reporting period	321,740		313,625		292,747
of which: Financial guarantees	66,797		61,279
Nominal amount | Stage 2
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	25,983		23,778
of which: Financial guarantees	11,855		11,752
Movements in financial assets including new business and credit extensions	322		(662)
Transfers due to changes in creditworthiness	1,719		2,215
Foreign exchange and other changes	(1,346)		652
Balance, end of reporting period	26,678		25,983		23,778
of which: Financial guarantees	11,855		11,752
Nominal amount | Stage 3
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	2,225		2,282
of which: Financial guarantees	441		436
Movements in financial assets including new business and credit extensions	374		(25)
Transfers due to changes in creditworthiness	278		(107)
Foreign exchange and other changes	(152)		76
Balance, end of reporting period	2,724		2,225		2,282
of which: Financial guarantees	441		436
Nominal amount | Stage 3 POCI
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	7		8
of which: Financial guarantees	0		0
Movements in financial assets including new business and credit extensions	14		0
Foreign exchange and other changes	0		0
Balance, end of reporting period	21		7		8
of which: Financial guarantees	0		0
Allowance for Credit Losses
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	(361)	[1],[2],[3],[4]	(393)	[1],[4],[5]	(551)	[5]
of which: Financial guarantees	184	[2],[3]	214	[1],[4]	234
Movements in financial assets including new business and credit extensions	(53)	[2],[3]	38	[1],[4]	160	[5]
Transfers due to changes in creditworthiness	0	[2],[3]	0	[1],[4]	0	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	(21)	[2],[3]	6	[1],[4]	2	[5]
Balance, end of reporting period	(393)	[2],[3]	(361)	[1],[2],[3],[4]	(393)	[1],[4],[5]
of which: Financial guarantees	184	[2],[3]	214	[1],[4]	234
Provision for Credit Losses excluding country risk	53	[2],[3],[6],[7]	(38)	[1],[4],[8],[9]	(160)	[5],[10]
Allowance for Credit Losses | Stage 1
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	(106)	[1],[2],[3],[4]	(117)	[1],[4],[5]	(144)	[5]
of which: Financial guarantees	55	[2],[3]	67	[1],[4]	84
Movements in financial assets including new business and credit extensions	12	[2],[3]	22	[1],[4]	39	[5]
Transfers due to changes in creditworthiness	4	[2],[3]	10	[1],[4]	11	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	0	[2],[3]	1	[1],[4]	1	[5]
Balance, end of reporting period	(98)	[2],[3]	(106)	[1],[2],[3],[4]	(117)	[1],[4],[5]
of which: Financial guarantees	55	[2],[3]	67	[1],[4]	84
Provision for Credit Losses excluding country risk	(8)	[2],[3],[6],[7]	(13)	[1],[4],[8],[9]	(28)	[5],[10]
Allowance for Credit Losses | Stage 2
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	(82)	[1],[2],[3],[4]	(88)	[1],[4],[5]	(97)	[5]
of which: Financial guarantees	47	[2],[3]	49	[1],[4]	37
Movements in financial assets including new business and credit extensions	(25)	[2],[3]	(3)	[1],[4]	3	[5]
Transfers due to changes in creditworthiness	(2)	[2],[3]	(9)	[1],[4]	(4)	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	(8)	[2],[3]	(1)	[1],[4]	(2)	[5]
Balance, end of reporting period	(96)	[2],[3]	(82)	[1],[2],[3],[4]	(88)	[1],[4],[5]
of which: Financial guarantees	47	[2],[3]	49	[1],[4]	37
Provision for Credit Losses excluding country risk	23	[2],[3],[6],[7]	(6)	[1],[4],[8],[9]	(7)	[5],[10]
Allowance for Credit Losses | Stage 3
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	(173)	[1],[2],[3],[4]	(187)	[1],[4],[5]	(310)	[5]
of which: Financial guarantees	81	[2],[3]	99	[1],[4]	113
Movements in financial assets including new business and credit extensions	(38)	[2],[3]	19	[1],[4]	118	[5]
Transfers due to changes in creditworthiness	(2)	[2],[3]	0	[1],[4]	(7)	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	(13)	[2],[3]	5	[1],[4]	3	[5]
Balance, end of reporting period	(196)	[2],[3]	(173)	[1],[2],[3],[4]	(187)	[1],[4],[5]
of which: Financial guarantees	81	[2],[3]	99	[1],[4]	113
Provision for Credit Losses excluding country risk	36	[2],[3],[6],[7]	(20)	[1],[4],[8],[9]	(125)	[5],[10]
Allowance for Credit Losses | Stage 3 POCI
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	[1],[2],[3],[4]	0	[1],[4],[5]	0	[5]
of which: Financial guarantees	0	[2],[3]	0	[1],[4]	0
Movements in financial assets including new business and credit extensions	(2)	[2],[3]	0	[1],[4]	0	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	0	[2],[3]	0	[1],[4]	0	[5]
Balance, end of reporting period	(2)	[2],[3]	0	[1],[2],[3],[4]	0	[1],[4],[5]
of which: Financial guarantees	0	[2],[3]	0	[1],[4]	0
Provision for Credit Losses excluding country risk	€ 2	[2],[3],[6],[7]	€ 0	[1],[4],[8],[9]	€ 0	[5],[10]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[4]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[5]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[7]	Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025
[8]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[9]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[10]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models